Financial assets, liabilities and financial results (telecom activities) - Net financial debt (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 37,446	€ 36,638
Current and non-current derivatives (liabilities)	357	386
Current and non-current derivatives (assets)	(1,163)	(1,455)
Other comprehensive income components related to unmatured hedging instruments	(142)	114
Gross financial debt after derivatives	36,498	35,684
Assets included in the calculation of net financial debt	(9,224)	(10,386)
Net financial debt	27,274	25,298
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(28)	(38)
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt		(2)
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,306)	(4,500)
Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,430)	(3,178)
Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,460)	(2,668)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	641	638
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,388	29,943
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,963	3,309
Debt relating to financed assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	390	316
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	811	1,072
NEU Commercial Paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,615	1,004
Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	255	250
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 383	€ 105